PROPERTY, PLANT, AND EQUIPMENT (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 88,588	$ 5,080	$ 36,408	$ 15,319
Loss on disposal	$ 4,603	$ 0